PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 1,296	$ 1,490
Depreciation/impairment expense	(330)	(338)
Assets subject to operating leases	15,724	15,893
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	5,841	4,553
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	71	107
Depreciation/impairment expense	(7)	(12)
Assets subject to operating leases	283	366
Land | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	0	1
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	685	866
Depreciation/impairment expense	(170)	(160)
Assets subject to operating leases	3,644	3,729
Buildings | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	21	25
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	503	467
Depreciation/impairment expense	(138)	(132)
Assets subject to operating leases	6,392	6,507
Machinery and equipment | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	2,839	2,198
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	0	0
Depreciation/impairment expense	0	(12)
Assets subject to operating leases	2,993	2,635
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	2,981	2,329
Other
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	37	50
Depreciation/impairment expense	(15)	(22)
Assets subject to operating leases	1,116	1,166
Other | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Assets subject to operating leases	$ 0	$ 0